Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

4. Subsequent Events

On April 12 and 30, 2018, the Company entered into private placement transactions with accredited investors, raising gross proceeds of approximately $3.0 million in two closings. The Company estimates that net proceeds will be approximately $2.4 million after all transaction costs are paid. In the private placement transactions, the Company sold 14,875,000 shares of its common stock and warrants to purchase 14,875,000 shares of common stock. The purchase price of the common stock was $0.20 per share and warrants are exercisable at $0.40 per share.

12.	Subsequent Events

On April 12, 2018, the Company entered into a private placement transaction with accredited investors, raising gross proceeds of approximately $2.9 million, with estimated net proceeds of approximately $2.4 million. In the private placement transaction, the Company sold 14,625,000 shares of its common stock and warrants to purchase 14,625,000 shares of common stock. The purchase price of the common stock was $0.20 per share and warrants are exercisable at $0.40 per share.